                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


    /s/ Thomas D. Stern                New York, New York       November 8, 2004
------------------------------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total:   $ 3,066,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7            COLUMN  8
--------          --------   --------       --------      -------------------   --------     --------      ------------------------
                   TITLE OF                  VALUE        SHRS OR  SH/   PUT/   INVESTMENT     OTHER           VOTING AUTHORITY
NAME OF ISSUER      CLASS    CUSIP         (x $1000)      PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE       SHARED   NONE
--------------      -----    -----         ---------      -------  ---   ----   ----------    --------     ----       ------   ----
COMCAST CORP NEW  CL A SPL   20030N 20 0    712,926   25,534,612    SH            SOLE                   25,534,612

UNITEDHEALTH      COM        91324P 10 2    549,869    7,456,868    SH            SOLE                    7,456,868
GROUP INC

LABORATORY CORP   COM NEW    50540R 40 9    549,787   12,575,173    SH            SOLE                   12,575,173
AMER HOLDINGS

CAREMARK RX INC   COM        141705 10 3    433,915   13,530,258    SH            SOLE                   13,530,258

IRON MTN INC PA   COM        462846 10 6    419,741   12,400,034    SH            SOLE                   12,400,034

SHAW COMMUNI-     CL B       82028K 20 0    212,697   12,751,623    SH            SOLE                   12,751,623
CATIONS INC

ENCANA CORP       COM        292505 10 4    187,087    4,040,753    SH            SOLE                    4,040,753